SEGMENTS OF BUSINESS (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:	$ 1,667,122	$ 1,412,495	$ 6,883,066	$ 1,476,649
Operating loss:	(784,823)	(508,792)	(2,869,865)	(955,838)
Long-lived assets, end of year:			5,616,056	4,156,736
United States [Member]
Revenue:			130,743	496,402
Operating loss:			(1,968,352)	(693,552)
Long-lived assets, end of year:			1,626,903	1,649,049
South Africa [Member]
Revenue:			6,284,186	980,247
Operating loss:			(539,178)	(262,286)
Long-lived assets, end of year:			1,866,855	1,835,411
Hungary [Member]
Revenue:			468,137	0
Operating loss:			(378,933)	0
Long-lived assets, end of year:			909,828	0
Australia [Member]
Long-lived assets, end of year:			1,066,915	672,175
Brazil [Member]
Long-lived assets, end of year:			$ 145,555	$ 101